UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 95.9%

Equity – 65.4%
13,143,509	Goldman Sachs CORE Large Cap Value Fund—23.1%	$169,945,573
12,107,886	Goldman Sachs CORE International Equity Fund—20.3%	149,532,389
8,874,073	Goldman Sachs CORE Large Cap Growth Fund—15.8%	115,984,135
1,547,861	Goldman Sachs Emerging Markets Equity Fund—3.8%	27,799,592
963,439	Goldman Sachs Real Estate Securities Fund—2.4%	17,939,230

		481,200,919

Fixed Income – 30.5%
8,032,802	Goldman Sachs Global Income Fund—14.6%	107,398,557
5,310,592	Goldman Sachs Core Fixed Income Fund—7.2%	53,159,028
3,567,638	Goldman Sachs High Yield Fund—3.9%	28,398,401
1,485,642	Goldman Sachs Emerging Markets Debt Fund—2.4%	17,961,416
1,791,348	Goldman Sachs Short Duration Government Fund—2.4%	17,286,505

		224,203,907

Money Market – 0.0%
313,573	Goldman Sachs Financial Square Prime Obligations Fund—0.0%	313,573

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)— 95.9%		$705,718,399

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(a) – 0.4%

Joint Repurchase Agreement Account II
$2,900,000	3.89%	10/03/2005	$2,900,000
Maturity Value: $2,900,940

TOTAL INVESTMENTS — 96.3%			$708,618,399

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which may fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

TAX INFORMATION — At September 30, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$649,949,747

Gross unrealized gain	59,471,369
Gross unrealized loss	(802,717)

Net unrealized security gain	$58,668,652

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stantley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 96.8%

Equity – 84.4%
12,115,130	Goldman Sachs CORE International Equity Fund—28.5%	$149,621,861
11,561,311	Goldman Sachs CORE Large Cap Value Fund—28.5%	149,487,745
8,541,680	Goldman Sachs CORE Large Cap Growth Fund—21.2%	111,639,758
1,110,236	Goldman Sachs Emerging Markets Equity Fund—3.8%	19,939,847
683,447	Goldman Sachs Real Estate Securities Fund—2.4%	12,725,775

		443,414,986

Fixed Income – 12.4%
2,388,378	Goldman Sachs Global Income Fund—6.1%	31,932,608
2,536,732	Goldman Sachs High Yield Fund—3.9%	20,192,383
1,057,825	Goldman Sachs Emerging Markets Debt Fund—2.4%	12,789,100
13,604	Goldman Sachs Core Fixed Income Fund—0.0%	136,180

		65,050,271

Money Market – 0.0%
147,817	Goldman Sachs Financial Square Prime Obligations Fund—0.0%	147,817

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES) — 96.8%		$508,613,074

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(a) – 0.2%

Joint Repurchase Agreement Account II
$1,200,000	3.89%	10/03/2005	$1,200,000
Maturity Value: $1,200,389

TOTAL INVESTMENTS — 97.0%			$509,813,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which may fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

TAX INFORMATION — At September 30, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$447,213,130

Gross unrealized gain	62,772,278
Gross unrealized loss	(172,334)

Net unrealized security gain	$62,599,944

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stantley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 97.6%

Equity – 46.6%
4,881,627	Goldman Sachs CORE Large Cap Value Fund—18.4%	$63,119,442
4,137,398	Goldman Sachs CORE International Equity Fund—14.9%	51,096,868
2,815,042	Goldman Sachs CORE Large Cap Growth Fund—10.8%	36,792,596
464,863	Goldman Sachs Real Estate Securities Fund—2.5%	8,655,740

		159,664,646

Fixed Income – 51.0%
13,231,590	Goldman Sachs Short Duration Government Fund—37.2%	127,684,844
2,505,087	Goldman Sachs Global Income Fund—9.8%	33,493,010
1,709,142	Goldman Sachs High Yield Fund—4.0%	13,604,774

		174,782,628

Money Market – 0.0%
76,511	Goldman Sachs Financial Square Prime Obligations Fund—0.0%	76,511

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES) — 97.6%		$334,523,785

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$400,000	3.89%	10/03/2005	$400,000
Maturity Value: $400,130

TOTAL INVESTMENTS — 97.7%			$334,923,785

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which may fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

TAX INFORMATION — At September 30, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$324,460,765

Gross unrealized gain	11,291,430
Gross unrealized loss	(828,410)

Net unrealized security gain	$10,463,020

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stantley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.7%

Equity – 99.7%
6,017,684	Goldman Sachs CORE International Equity Fund—38.3%	$74,318,402
4,437,745	Goldman Sachs CORE Large Cap Value Fund—29.6%	57,380,049
3,324,187	Goldman Sachs CORE Large Cap Growth Fund—22.4%	43,447,129
757,922	Goldman Sachs Emerging Markets Equity Fund—7.0%	13,612,282
249,561	Goldman Sachs Real Estate Securities Fund—2.4%	4,646,834

		193,404,696

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES) — 99.7%		$193,404,696

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$100,000	3.89%	10/03/2005	$100,000
Maturity Value: $100,032

TOTAL INVESTMENTS — 99.8%			$193,504,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which may fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

TAX INFORMATION — At September 30, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$162,150,941

Gross unrealized gain	31,353,755
Gross unrealized loss	—

Net unrealized security gain	$31,353,755

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stantley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Act”), were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.